Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net
Summary of intangible assets, net

The following table summarizes the Group’s intangible assets, net (in thousands):

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Computer software	22,764	23,233	3,379
Licensed games	7,956	7,899	1,149
User base	—	5,100	742
Licensed copyrights of reading content	—	49,200	7,156
Trademark and domain names	54	38,354	5,578
Total	30,774	123,786	18,004
Less: accumulated amortization	(21,759)	(24,035)	(3,496)
impairment	(2,303)	(2,303)	(335)
Net book value	6,712	97,448	14,173